Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.0%
1,499	iShares Core S&P Small-Cap ETF	$ 105,275	5.0
542	Vanguard S&P 500 ETF	166,746	8.0
798	Vanguard Value ETF	83,399	4.0

	Total Exchange-Traded Funds
	(Cost $353,659)	355,420	17.0

MUTUAL FUNDS: 82.9%
	Affiliated Investment Companies: 82.9%
747	Voya Large-Cap Growth Fund - Class R6	41,791	2.0
9,698	Voya Multi-Manager Emerging Markets Equity Fund - Class I	125,103	6.0
28,047	Voya Multi-Manager International Equity Fund - Class I	323,100	15.5
18,891	Voya Multi-Manager International Factors Fund - Class I	175,872	8.4
6,331	Voya Multi-Manager Mid Cap Value Fund - Class I	52,167	2.5
24,895	Voya U.S. Stock Index Portfolio - Class I	427,201	20.5
8,529	VY® Columbia Contrarian Core Portfolio - Class I	156,256	7.5
6,124	VY® Invesco Comstock Portfolio - Class I	82,920	4.0
5,418	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	155,502	7.5
4,122	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	52,223	2.5
1,425	VY® T. Rowe Price Growth Equity Portfolio - Class I	136,274	6.5

	Total Mutual Funds
	(Cost $1,714,182)	1,728,409	82.9

	Total Investments in Securities (Cost $2,067,841)	$ 2,083,829	99.9
	Assets in Excess of Other Liabilities	2,113	0.1
	Net Assets	$ 2,085,942	100.0

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$355,420	$–	$–	$355,420
Mutual Funds	1,728,409	–	–	1,728,409
Total Investments, at fair value	$2,083,829	$–	$–	$2,083,829

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Large-Cap Growth Fund - Class R6	-	41,924	(1,176)	1,043	41,791	-	73	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	-	127,520	(2,549)	132	125,103	-	(9)	-
Voya Multi-Manager International Equity Fund - Class I	-	326,911	(7,108)	3,297	323,100	-	85	-
Voya Multi-Manager International Factors Fund - Class I	-	180,841	(5,902)	933	175,872	-	74	-
Voya Multi-Manager Mid Cap Value Fund - Class I	-	53,537	(996)	(374)	52,167	-	7	-
Voya U.S. Stock Index Portfolio - Class I	-	433,406	(19,703)	13,498	427,201	-	1,156	1
VY® Columbia Contrarian Core Portfolio - Class I	-	161,559	(5,325)	22	156,256	99	173	4,439
VY® Invesco Comstock Portfolio - Class I	-	89,290	(2,004)	(4,366)	82,920	221	(61)	2,495
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	-	160,570	(5,333)	265	155,502	-	8	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	-	57,594	(2,429)	(2,942)	52,223	48	(163)	3,902
VY® T. Rowe Price Growth Equity Portfolio - Class I	-	141,823	(8,268)	2,719	136,274	-	501	4,804
	$-	$1,774,975	$(60,793)	$14,227	$1,728,409	$368	$1,844	$15,641

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost of investments for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$26,614
Gross Unrealized Depreciation	(10,626)
Net Unrealized Appreciation	$15,988